Debt (Tables)	12 Months Ended
Dec. 31, 2024
Debt Disclosure [Abstract]
Schedule of Debt
Debt consists of the following (in thousands):

	December 31,
	2024	2023
Revolving Credit Facility	$60,000	$120,500

Term Loan Facility	113,246	139,500
Equipment Finance Loan	10,569	15,419
Debt issuance costs	(1,000)	(1,861)
Total term debt	122,815	153,058
Less: current portion	22,512	22,072
Long-term debt, net	$100,303	$130,986

Schedule of Maturities of Long-term Debt	Maturities of long-term debt are as follows (in thousands):

Term Facilities
2025	$23,134
2026	100,681
Total	$123,815